Investment in joint ventures and associates_Changes in the carrying value of investments in joint ventures and associates accounted for using the equity method of accounting (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		₩ 361,766,000,000		₩ 417,051,000,000		₩ 439,012,000,000
Acquisition cost		759,368,000,000		621,299,000,000		592,148,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		83,997,000,000		3,196,000,000		13,389,000,000
Acquisition		389,096,000,000		48,272,000,000		192,760,000,000	[1]
Disposal and others		(10,856,000,000)		(93,005,000,000)		(70,946,000,000)
Dividends		(19,242,000,000)		(1,170,000,000)		(60,621,000,000)
Change in capital		1,599,000,000		(13,144,000,000)		6,663,000,000
Impairment				(177,000,000)		(114,903,000,000)
Others				743,000,000		11,697,000,000
Ending		806,360,000,000	$ 697,845	361,766,000,000		417,051,000,000
Changes in investments in associates due to accounts transfer				83,286,000,000
Changes in investments in associates due to debt-equity swap				0		51,227,000,000
Woori Blackstone Korea Opportunity No.1 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning				0		15,289,000,000
Acquisition cost						0
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)						(4,617,000,000)
Acquisition	[1]					0
Disposal and others						(7,369,000,000)
Dividends						(3,303,000,000)
Change in capital						0
Impairment						0
Others						0
Ending						0
Kumho Tire Co Inc
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0		98,933,000,000		200,332,000,000
Acquisition cost				175,652,000,000		175,652,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)				(10,451,000,000)		(102,000,000)
Acquisition				0		0	[1]
Disposal and others				(83,286,000,000)	[2]	0
Dividends				0		0
Change in capital				(5,196,000,000)		1,545,000,000
Impairment				0		(102,842,000,000)
Others				0		0
Ending				0		98,933,000,000
Woori Service Networks Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		157,000,000		158,000,000		145,000,000
Acquisition cost		108,000,000		108,000,000		108,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		31,000,000		1,000,000		21,000,000
Acquisition		0		0		0	[1]
Disposal and others		0		0	[2]	0
Dividends		(2,000,000)		(2,000,000)		(8,000,000)
Change in capital		0		0		0
Impairment				0		0
Others				0		0
Ending		186,000,000		157,000,000		158,000,000
Korea Credit Bureau Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		6,790,000,000		5,816,000,000		5,592,000,000
Acquisition cost		3,313,000,000		3,313,000,000		3,313,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		190,000,000		1,087,000,000		371,000,000
Acquisition		0		0		0	[1]
Disposal and others		0		0	[2]	0
Dividends		(135,000,000)		(113,000,000)		(147,000,000)
Change in capital		0		0		0
Impairment				0		0
Others				0		0
Ending		6,845,000,000		6,790,000,000		5,816,000,000
Korea Finance Security Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		3,456,000,000		3,519,000,000		3,376,000,000
Acquisition cost		3,267,000,000		3,267,000,000		3,266,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(169,000,000)		(10,000,000)		197,000,000
Acquisition		0		0		0	[1]
Disposal and others		0		0	[2]	0
Dividends		0		(54,000,000)		(54,000,000)
Change in capital		0		1,000,000		0
Impairment				0		0
Others				0		0
Ending		3,287,000,000		3,456,000,000		3,519,000,000
Chin Hung International Inc.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		44,741,000,000		45,101,000,000		43,032,000,000
Acquisition cost		130,779,000,000		130,779,000,000		89,725,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		6,426,000,000		1,206,000,000		(14,375,000,000)
Acquisition		0		0		41,053,000,000
Disposal and others		0		0	[2]	0
Dividends		0		0		0
Change in capital		9,000,000		(1,725,000,000)		1,535,000,000
Impairment				0		0
Others				159,000,000		(26,144,000,000)
Ending		51,176,000,000		44,741,000,000		45,101,000,000
Poonglim Industrial Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0		0		0
Acquisition cost				13,916,000,000		13,916,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)				0		(6,733,000,000)
Acquisition				0		0	[1]
Disposal and others				0	[2]	0
Dividends				0		0
Change in capital				0		0
Impairment				0		0
Others				0		6,733,000,000
Ending				0		0
STX Engine Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning				0		43,036,000,000
Acquisition cost						92,038,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)						(1,010,000,000)
Acquisition	[1]					0
Disposal and others						(46,217,000,000)
Dividends						0
Change in capital						4,191,000,000
Impairment						0
Others						0
Ending						0
Samho Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning				0		19,729,000,000
Acquisition cost						7,492,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)						2,021,000,000
Acquisition	[1]					0
Disposal and others						(16,354,000,000)
Dividends						0
Change in capital						(73,000,000)
Impairment						(5,323,000,000)
Others						0
Ending						0
STX Corporation
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0		6,947,000,000		0
Acquisition cost				50,760,000,000		42,215,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)				(816,000,000)		(29,788,000,000)
Acquisition				0		8,546,000,000	[1]
Disposal and others				(5,865,000,000)	[2]	0
Dividends				0		0
Change in capital				(266,000,000)		417,000,000
Impairment				0		0
Others				0		27,772,000,000
Ending				0		6,947,000,000
Saman Corporation
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1,014,000,000		1,254,000,000		8,699,000,000
Acquisition cost		8,521,000,000		8,521,000,000		8,521,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(198,000,000)		(98,000,000)		(733,000,000)
Acquisition		0		0		0	[1]
Disposal and others		0		0	[2]	0
Dividends		0		0		0
Change in capital		33,000,000		35,000,000		26,000,000
Impairment				(177,000,000)		(6,738,000,000)
Others				0		0
Ending		849,000,000		1,014,000,000		1,254,000,000
Woori Growth Partnerships New Technology Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		25,091,000,000		27,611,000,000		13,118,000,000
Acquisition cost		18,666,000,000		25,847,000,000		13,602,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		1,466,000,000		950,000,000		(582,000,000)
Acquisition		309,000,000		360,000,000		15,729,000,000	[1]
Disposal and others		(7,490,000,000)		(3,346,000,000)	[2]	(498,000,000)
Dividends		(164,000,000)		(484,000,000)		0
Change in capital		0		0		(156,000,000)
Impairment				0		0
Others				0		0
Ending		19,212,000,000		25,091,000,000		27,611,000,000
2016KIF-IMM Woori Bank Technology Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		15,300,000,000		6,840,000,000		1,800,000,000
Acquisition cost		12,385,000,000		15,000,000,000		1,800,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		1,193,000,000		0		0
Acquisition		0		8,160,000,000		5,040,000,000	[1]
Disposal and others		(2,615,000,000)		0	[2]	0
Dividends		0		0		0
Change in capital		1,263,000,000		300,000,000		0
Impairment				0		0
Others				0		0
Ending		15,141,000,000		15,300,000,000		6,840,000,000
K BANK Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		43,709,000,000		31,735,000,000		30,442,000,000
Acquisition cost		73,150,000,000		67,343,000,000		32,500,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(18,233,000,000)		(10,705,000,000)		(11,381,000,000)
Acquisition		5,807,000,000		21,951,000,000		12,892,000,000	[1]
Disposal and others		0		0	[2]	0
Dividends		0		0		0
Change in capital		(29,000,000)		144,000,000		(245,000,000)
Impairment				0		0
Others				584,000,000		27,000,000
Ending		31,254,000,000		43,709,000,000		31,735,000,000
Smart Private Equity Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		2,890,000,000		2,932,000,000
Acquisition cost		2,915,000,000		3,000,000,000		3,000,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(41,000,000)		(42,000,000)		(68,000,000)
Acquisition		0		0		3,000,000,000	[1]
Disposal and others		(85,000,000)		0	[2]	0
Dividends		0		0		0
Change in capital		0		0		0
Impairment				0		0
Others				0		0
Ending		2,764,000,000		2,890,000,000		2,932,000,000
Woori Bank-Company K Korea Movie Asset Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		2,700,000,000		2,957,000,000
Acquisition cost		3,000,000,000		3,000,000,000		1,500,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		623,000,000		(257,000,000)		(43,000,000)
Acquisition		0		0		3,000,000,000	[1]
Disposal and others		0		0	[2]	0
Dividends		0		0		0
Change in capital		0		0		0
Impairment				0		0
Others				0		0
Ending		3,323,000,000		2,700,000,000		2,957,000,000
Well to Sea no.3 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		197,393,000,000		182,309,000,000
Acquisition cost		101,483,000,000		101,992,000,000		102,500,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		30,343,000,000		22,546,000,000		80,894,000,000
Acquisition		0		0		102,500,000,000	[1]
Disposal and others		0		(508,000,000)	[2]	(508,000,000)
Dividends		(18,836,000,000)		(517,000,000)		0
Change in capital		123,000,000		(6,437,000,000)		(577,000,000)
Impairment				0		0
Others				0		0
Ending		209,023,000,000		197,393,000,000		182,309,000,000
Partner One Value Up Ist Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		9,948,000,000
Acquisition cost		10,000,000,000		10,000,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(40,000,000)		(52,000,000)
Acquisition		0		10,000,000,000
Disposal and others		0		0	[2]
Dividends		0		0
Change in capital		0		0
Impairment				0
Others				0
Ending		9,908,000,000		9,948,000,000
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		4,426,000,000
Acquisition cost		4,576,000,000		4,426,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		0		0
Acquisition		150,000,000		4,426,000,000
Disposal and others		0		0	[2]
Dividends		0		0
Change in capital		0		0
Impairment				0
Others				0
Ending		4,576,000,000		4,426,000,000
Woori Renaissance Holdings
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning				0		54,422,000,000
Acquisition cost						0
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)						(622,000,000)
Acquisition	[1]					0
Disposal and others						0
Dividends						(57,109,000,000)
Change in capital						0
Impairment						0
Others						3,309,000,000
Ending						0
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		3,025,000,000
Acquisition cost		4,375,000,000		3,025,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		0		0
Acquisition		1,350,000,000		3,025,000,000
Disposal and others		0		0	[2]
Dividends		0		0
Change in capital		0		0
Impairment				0
Others				0
Ending		4,375,000,000		3,025,000,000
Nomura-Rifa Private Real Estate Investment Trust No.17
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		787,000,000		939,000,000
Acquisition cost		1,000,000,000		1,000,000,000		1,000,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(136,000,000)		(152,000,000)		(61,000,000)
Acquisition		0		0		1,000,000,000
Disposal and others		(651,000,000)		0	[2]	0
Dividends		0		0		0
Change in capital		0		0		0
Impairment				0		0
Others				0		0
Ending		0		787,000,000		₩ 939,000,000
Uri Hanhwa Eureka Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		339,000,000
Acquisition cost		350,000,000		350,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		3,000,000		(11,000,000)
Acquisition		0		350,000,000
Disposal and others		0		0	[2]
Dividends		0		0
Change in capital		0		0
Impairment				0
Others				0
Ending		342,000,000		₩ 339,000,000
Woori-Shinyoung Growth-Cap Private Equity Fund 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		12,665,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(824,000,000)
Acquisition		12,665,000,000
Disposal and others		0
Dividends		0
Change in capital		0
Ending		11,841,000,000
LOTTE CARD Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		346,000,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		63,444,000,000
Acquisition		346,000,000,000
Disposal and others		0
Dividends		0
Change in capital		0
Ending		409,444,000,000
Woori-Q Corporate Restructuring Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		6,129,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(83,000,000)
Acquisition		6,129,000,000
Disposal and others		0
Dividends		0
Change in capital		0
Ending		6,046,000,000
PCC-Woori LP Secondary Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		2,525,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		0
Acquisition		2,525,000,000
Disposal and others		0
Dividends		0
Change in capital		0
Ending		2,525,000,000
Godo Kaisha Oceanos 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		10,870,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		2,000,000
Acquisition		10,870,000,000
Disposal and others		(15,000,000)
Dividends		(105,000,000)
Change in capital		200,000,000
Ending		10,952,000,000
Japanese Hotel Real Estate Private Equity Fund 2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		3,291,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		0
Acquisition		3,291,000,000
Disposal and others		0
Dividends		0
Change in capital		0
Ending		₩ 3,291,000,000

[1]	Changes in investments in joint ventures and associates due to debt-equity swap is 51,227 million Won.
[2]	The amount transferred from the investments in joint ventures and associates to financial assets at FVTOCI is 83,286 million Won.